Grants and other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of December 31,
	2017	2016
Grants	1,225,877	1,297,755
Other liabilities	410,183	314,290
Grant and other non-current liabilities	1,636,060	1,612,045